Commitments and Contingencies (Details) - Schedule of Commitments for Lease Ancillary Services Fees - Ancillary Services Fees [Member] $ in Thousands	Dec. 31, 2023 USD ($)
Commitments and Contingencies (Details) - Schedule of Commitments for Lease Ancillary Services Fees [Line Items]
2024	$ 39
2025	16
Total	$ 55